Long-Term Debt - Revolving Loan (Details) £ in Millions	12 Months Ended
	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt, long-term and short-term		$ 3,267,800,000	$ 3,286,500,000
Senior secured asset-based revolving credit facility
Debt Instrument [Line Items]
Borrowing capacity of the Revolving Loan		1,250,000,000
Undrawn letters of credit		1,000,000
Borrowing base		1,479,000,000
Cash availability. minimum liquidity		$ 125,000,000
Cash availability, percentage of borrowing base	10.00%	10.00%
Interest rate in effect	0.00%	0.00%	0.00%
Debt, long-term and short-term		$ 0	$ 0
Minimum liquidity, amount		$ 100,000,000
Basis spread on variable rate (as percent)	1.00%
Potential margin reduction	0.25%	0.25%
Additional borrowing capacity		$ 716,000,000
Senior secured asset-based revolving credit facility | Minimum
Debt Instrument [Line Items]
Consolidated fixed charge coverage ratio	1	1
Senior secured asset-based revolving credit facility | Accounts Payable, Inventory Financing
Debt Instrument [Line Items]
Amount owed under Revolving loan financing agreement		$ 533,000,000
Senior secured asset-based revolving credit facility | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	0.50%
Senior secured asset-based revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	1.50%
Senior secured asset-based revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	2.00%
Senior secured asset-based revolving credit facility | ABR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	0.50%
Senior secured asset-based revolving credit facility | ABR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	1.00%
CDW UK Revolving Credit Facility
Debt Instrument [Line Items]
Additional borrowing capacity	£ 50	$ 62,000,000